Debt and Capital Lease Obligations - Related party & Convertible notes (Details) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 16, 2021	Jan. 20, 2021	Jul. 03, 2021	Oct. 02, 2021	Dec. 31, 2021	Dec. 31, 2020
Subscription price						$ 10.00
BCP QUALTEK HOLDCO, LLC
Loss on extinguishment of convertible notes				$ (2,436,000)
Preferred units exchanged for convertible notes (in shares)	25,000
Convertible units, conversion price	$ 83.23
Preferred stock liquidation preference, Percentage	8.00%
BCP QUALTEK HOLDCO, LLC | Common Stock A
Debt instrument, Conversion price	$ 8.00
Conversion of units	$ 533,461
BCP QUALTEK HOLDCO, LLC | Preferred units
Preferred units exchanged for convertible notes (in shares)					(25,000)
BCP QUALTEK HOLDCO, LLC | Non-redeemable common stock | Maximum
Subscription price	$ 10.00
BCP QUALTEK HOLDCO, LLC | Convertible debt
Aggregate principal amount of convertible debt	$ 44,400,000
Amount of convertible debt, beneficial conversion feature	$ 12,269,000
Accretion of discount				4,771,000
Percentage of purchase price	80.00%
Convertible debt, Discount				7,498,000
BCP QUALTEK HOLDCO, LLC | Convertible debt | Majority members
Aggregate principal amount of convertible debt		$ 5,000,000
Amount of convertible debt, beneficial conversion feature		$ 4,946,000
Loss on extinguishment of convertible notes				2,436,000
Accretion of discount				2,198,000
Interest expense, Related party				$ 70,000
BCP QUALTEK HOLDCO, LLC | Convertible debt | BCP QualTek II LLC
Aggregate principal amount of convertible debt	$ 30,568,000,000
Interest expense, Related party			$ 1,105,000
Preferred units exchanged for convertible notes (in shares)	25,000
Convertible debt, Interest rate	12.00%
Debt instrument, Conversion price	$ 1,000